Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

March 31, 2019

VF-2050-QTLY-0519
1.903288.109

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	109,812	$3,569,998
VIP Equity-Income Portfolio Initial Class (a)	176,753	3,754,234
VIP Growth & Income Portfolio Initial Class (a)	219,502	4,286,880
VIP Growth Portfolio Initial Class (a)	53,082	3,651,480
VIP Mid Cap Portfolio Initial Class (a)	33,707	1,038,840
VIP Value Portfolio Initial Class (a)	196,788	2,755,039
VIP Value Strategies Portfolio Initial Class (a)	114,390	1,346,365
TOTAL DOMESTIC EQUITY FUNDS
(Cost $20,026,434)		20,402,836

International Equity Funds - 31.7%
VIP Emerging Markets Portfolio Initial Class (a)	319,567	3,675,025
VIP Overseas Portfolio Initial Class (a)	348,608	7,136,014
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,784,369)		10,811,039

Bond Funds - 7.6%
Fidelity Inflation-Protected Bond Index Fund (a)	35,542	347,955
Fidelity Long Term Treasury Bond Index Fund (a)	113,198	1,491,948
VIP High Income Portfolio Initial Class (a)	111,303	588,791
VIP Investment Grade Bond Portfolio Initial Class (a)	13,377	170,288
TOTAL BOND FUNDS
(Cost $2,457,248)		2,598,982

Short-Term Funds - 0.8%
VIP Government Money Market Portfolio Initial Class 2.25% (a)(b)
(Cost $269,316)	269,316	269,316
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $32,537,367)		34,082,173
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,106)
NET ASSETS - 100%		$34,079,067

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$279,207	$68,693	$9,889	$321	$44	$9,900	$347,955
Fidelity Long Term Treasury Bond Index Fund	1,203,830	314,134	84,580	9,820	2,137	56,427	1,491,948
VIP Contrafund Portfolio Initial Class	2,887,236	778,364	149,971	380,789	(853)	55,222	3,569,998
VIP Emerging Markets Portfolio Initial Class	2,963,555	436,001	202,065	--	12,151	465,383	3,675,025
VIP Equity-Income Portfolio Initial Class	3,028,406	718,587	135,275	229,759	(3,106)	145,622	3,754,234
VIP Government Money Market Portfolio Initial Class 2.25%	216,345	60,389	7,418	1,292	--	--	269,316
VIP Growth & Income Portfolio Initial Class	3,452,313	957,107	162,584	410,142	(6,408)	46,452	4,286,880
VIP Growth Portfolio Initial Class	2,950,203	622,458	211,166	216,012	4,221	285,764	3,651,480
VIP High Income Portfolio Initial Class	503,336	83,650	31,247	4,578	(345)	33,397	588,791
VIP Investment Grade Bond Portfolio Initial Class	122,044	70,032	26,432	678	213	4,431	170,288
VIP Mid Cap Portfolio Initial Class	837,767	235,862	55,726	103,457	(1,137)	22,074	1,038,840
VIP Overseas Portfolio Initial Class	5,771,597	1,209,112	272,903	239,963	2,970	425,238	7,136,014
VIP Value Portfolio Initial Class	2,222,322	494,838	128,499	162,085	(1,114)	167,492	2,755,039
VIP Value Strategies Portfolio Initial Class	1,084,047	273,160	83,755	119,759	(1,408)	74,321	1,346,365
	$27,522,208	$6,322,387	$1,561,510	$1,878,655	$7,365	$1,791,723	$34,082,173

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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